Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2021
Summary Of Significant Accounting Policies
Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives used for each class f depreciable asset are shown below:

Fixed asset class	Useful life
Leasehold improvements	1 - 10 years
Plant, furniture, fittings and motor vehicles	3 - 7 years